Note Payable (Details Narrative) - USD ($)			12 Months Ended
	Oct. 20, 2015	Feb. 06, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 12, 2014	Jun. 10, 2014
Debt Instrument [Line Items]
Note payable			$ 2,712,787	$ 2,000,000
Warrant [Member]
Debt Instrument [Line Items]
Percentage of granted warrants acquire			10.00%
Note payable fair market value			$ 15,000,000
Dividend yield			0.00%
Expected life			10 years
Risk free rate of return			2.92%
Expected volatility			0.00%
Estimated value of warrants			$ 377,480
PIMCO Note Payable [Member]
Debt Instrument [Line Items]
Company drew an additional funds		$ 500,000
Note due date		Jul. 12, 2017
PIMCO Note Payable [Member] | Delayed Draw Note Facility [Member]
Debt Instrument [Line Items]
Company drew an additional funds		$ 500,000
Note payable to the PIMCO Funds ("PIMCO")		$ 2,000,000
PIMCO [Member]
Debt Instrument [Line Items]
Company drew an additional funds	$ 500,000
Note Purchase Agreement [Member] | PIMCO [Member]
Debt Instrument [Line Items]
Note payable issuance						$ 2,500,000
Note Purchase Agreement [Member] | PIMCO [Member] | Senior Secured Note [Member]
Debt Instrument [Line Items]
Note payable					$ 1,500,000
Note bears interest rate					14.00%
Note effective interest rate					21.00%